Manor Fund
Investment Objective
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Manor Fund
Management Expenses	1.00%
Other Expenses	0.50%
Total Annual Operating Expenses	1.50%

Example
The following example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Manor Fund. These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Manor Fund	153	474	818	1,791

Portfolio Turnover
The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 21.68%.
Principal Investment Strategies
The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company. The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.
Principal Risks

An investor could lose money investing in the Manor Fund.  The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

    the possibility of a general decline in the stock market,

    the possibility that a shift in economic conditions will adversely impact large corporations,

    or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the manor Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.
Performance Information
The bar chart and table that follow contain information that allows you to evaluate the performance of the Manor Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Manor Fund Total Return Before Taxes

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was -20.74% during the 4th Quarter 2008.  The highest return was 14.54% during the 3rd Quarter 2009.

Performance Information for the Manor Fund Average Annual Total Returns For the Periods ended December 31, 2013
Average Annual Total Returns	1 Year	5 Years	10 Years
Manor Fund -Comparison Index- S&P 500 Index Reflects no deduction for fees, expenses or taxes	32.39%	17.94%	7.40%
Manor Fund	37.07%	16.52%	7.74%
Manor Fund Return after taxes on distributions	35.88%	16.07%	6.95%
Manor Fund Return after taxes on distributions & sale of Fund shares	24.94%	14.34%	5.10%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.
Growth Fund
Investment Objective
The Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Growth Fund
Management Expenses	1.00%
Other Expenses	0.50%
Total Annual Operating Expenses	1.50%

Example
The following example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Growth Fund. These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Growth Fund	153	474	818	1,791

Portfolio Turnover
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 19.71%.
Principal Investment Strategies
The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings. The Growth Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.
Principal Risks

An investor could lose money investing in the Growth Fund.  The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

    the possibility of a general decline in the stock market,

    the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

    or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.
Performance Information
The bar chart and table that follow contain information that allows you to evaluate the performance of the Growth Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Growth Fund Total Return Before Taxes

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -23.67% for the 4th Quarter of 2008, the highest return was 15.25% during the 2nd Quarter of 2009.
Performance Information for the Growth Fund Average Annual Total Returns For the Periods ended December 31, 2013
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund -Comparison Index- S&P 500 Index Reflects no deduction for fees, expenses, or taxes	32.39%	17.94%	7.40%
Growth Fund	35.05%	20.09%	7.16%
Growth Fund Return after taxes on distributions	35.05%	20.07%	6.88%
Growth Fund Return after taxes on distributions & sale of Fund shares	27.78%	17.84%	6.08%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.
Bond Fund
Investment Objective
The Bond Fund seeks to provide current income.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Bond Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Bond Fund
Management Expenses	0.50%
Other Expenses	0.50%
Total Annual Operating Expenses	1.00%

Example
The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Bond Fund. These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bond Fund	102	318	552	1,225

Portfolio Turnover
The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds. During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 29.09%.
Principal Investment Strategies
The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.
Principal Risks

An investor could lose money investing in the Bond Fund.  The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

    the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

    or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.
Performance Information
The bar chart and table that follow contain information that allows you to evaluate the performance of the Bond Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bond Fund Total Return Before Taxes

During the period shown in the bar chart above, the lowest return for a calendar quarter was -1.69% for the 2nd Quarter of 2013, the highest return was 3.04% during the 1st Quarter of 2008.
Performance Information for the Bond Fund Average Annual Total Returns For the Periods ended December 31, 2013
Average Annual Total Returns	1 Year	5 Years	10 Years
Bond Fund -Comparison Index- Barclays Intermediate-term US Treasury Index Reflects no deduction for fees, expenses or taxes	(2.76%)	1.49%	3.46%
Bond Fund	(1.79%)	(0.15%)	1.33%
Bond Fund Return after taxes on distributions	(1.92%)	(0.57%)	0.72%
Bond Fund Return after taxes on distributions & sale of Fund shares	(1.16%)	(0.43%)	0.74%

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.